9. Trade receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables
Trade receivables

(a)      Financial position balances

	December 31, 2017	December 31, 2016
Private sector:
General and special customers (i) (ii)	1,248,979	1,205,498
Agreements (iii)	320,032	315,351

	1,569,011	1,520,849
Government entities:
Municipal	532,320	520,950
Federal	3,547	3,414
Agreements (iii)	285,614	279,449

	821,481	803,813
Wholesale customers – Municipal governments: (iv)
Guarulhos	760,598	778,106
Mauá	530,830	467,775
Mogi das Cruzes	2,670	2,527
Santo André	1,048,832	946,045
São Caetano do Sul	2,604	2,371
Diadema	222,671	222,671

Total wholesale customers – Municipal governments	2,568,205	2,419,495

Unbilled supply	580,006	481,389

Subtotal	5,538,703	5,225,546
Allowance for doubtful accounts	(3,650,198)	(3,514,240)

Total	1,888,505	1,711,306

Current	1,672,595	1,557,472
Noncurrent	215,910	153,834

	1,888,505	1,711,306

(i)         General customers - residential and small and mid-sized companies;

(ii)     Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).

(iii)   Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.

(iv)    Wholesale basis customers - municipal governments - This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing and charging final customers. Some of these municipalities are questioning in court the tariffs charged by SABESP, which have full allowance for doubtful accounts. Additionally, the overdue amounts are included in the allowance for doubtful accounts.

(b)      The aging of trade receivables is as follows

	December 31, 2017	December 31, 2016

Current	1,471,668	1,337,503
Past-due:
Up to 30 days	287,173	263,157
From 31 to 60 days	118,179	148,927
From 61 to 90 days	73,989	53,268
From 91 to 120 days	52,477	109,138
From 121 to 180 days	105,952	124,001
From 181 to 360 days	147,699	203,837
Over 360 days	3,281,566	2,985,715

Total past-due	4,067,035	3,888,043

Total	5,538,703	5,225,546

The increase in the overdue balance was mainly due to the default of the municipalities that purchased water on a wholesale basis, given that they are challenging the tariffs charged by SABESP in court.

(c)      Allowance for doubtful accounts

	December 31, 2017	December 31, 2016	December 31, 2015

Balance at beginning of the year	3,514,240	3,307,793	3,164,288
Private sector /government entities	75,973	144,217	103,231
Recoveries	(133,730)	(241,109)	(177,993)
Wholesale customers	193,715	331,295	283,113

Net additions for the year	135,958	234,403	208,351

Write-offs of accounts receivable during the year	-	(27,956)	(64,846)

Balance at end of the year	3,650,198	3,514,240	3,307,793

Reconciliation of estimated losses of income	December 31, 2017	December 31, 2016	December 31, 2015

Write-offs	(171,729)	(177,492)	(63,076)
(Losses)/reversal with state entities - related parties	21,510	(7,292)	(3,999)
Losses with private sector / government entities	(75,973)	(144,217)	(103,231)
(Losses)/reversal with wholesale customers	9,781	(2,596)	(10,107)
Recoveries	133,730	241,109	177,993

Amount recorded as selling expenses	(82,681)	(90,488)	(2,420)

Wholesale sales losses, amounting to R$ 203,496 were reported as a reduction of revenue and sales expenses in 2017. In 2016 and 2015, R$ 328,699 and R$273,006, respectively, were fully reported as a reduction of revenue.

The Company does not have customers representing 10% or more of its total revenues.